Organization and Description of Business	9 Months Ended
Sep. 30, 2022
Organization and Description of Business [Abstract]
Organization and Description of Business

1. Organization and Description of Business

OPAL Fuels Inc. (including its subsidiaries, the “Company”, “OPAL,” “we,” “us” or “our”) is a renewable energy company specializing in the capture and conversion of biogas for the (i) production of RNG for use as a vehicle fuel for heavy and medium-duty trucking fleets, (ii) generation of Renewable Power for sale to utilities, (iii) generation and sale of Environmental Attributes associated with RNG and Renewable Power, and (iv) sales of RNG as pipeline quality natural gas. OPAL also designs, develops, constructs, operates and services Fueling Stations for trucking fleets across the country that use natural gas to displace diesel as their transportation fuel. The biogas conversion projects (“Biogas Conversion Projects”) currently use landfill gas and dairy manure as the source of the biogas. In addition, we have recently begun implementing design, development, and construction services for hydrogen Fueling Stations, and we are pursuing opportunities to diversify our sources of biogas to other waste streams.

The Company (formerly known as ArcLight Clean Transition Corp. II) was incorporated as a Cayman Islands exempted company on January 13, 2021. The Company was incorporated for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses.

On December 2, 2021, the Company, OPAL HoldCo LLC (“OPAL Holdco”) and OPAL Fuels LLC, a Delaware limited liability company (“OPAL Fuels”), entered into a business combination agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”). On July 21, 2022, we closed the Business Combination Agreement and consummated the transactions contemplated thereby (the “Business Combination”). The Business Combination Agreement and the Business Combination were unanimously approved by the boards of directors of the Company and OPAL Fuels, and also approved by OPAL Holdco, the sole member of OPAL Fuels.

Pursuant to the Business Combination Agreement, on July 21, 2022, (the “Closing Date”), Arclight changed its jurisdiction of incorporation by deregistering as a Cayman Islands exempted company and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”). Following the Domestication, on July 21, 2022, Arclight changed its name to “OPAL Fuels Inc.” and each outstanding ArcLight Class B ordinary share converted into one ArcLight Class A ordinary share, each outstanding ArcLight Class A ordinary share became one share of Class A common stock of the Company, par value $0.0001 per share (the “Class A common stock”), and each outstanding warrant to purchase one ArcLight Class A ordinary share became a warrant to purchase one share of the Company’s Class A common stock at an exercise price of $11.50 per share. Following the consummation of the Business Combination on July 21, 2022, the Company was organized in an “Up-C” structure. The Company is the managing member of OPAL Fuels. OPAL Fuels directly or indirectly holds substantially all of the consolidated assets and business of the Company. Please see Note 3 Business Combination for additional information.

All amounts in these footnotes are presented in thousands of dollars except per share data.

COVID-19 Impact

In March 2020, the World Health Organization categorized the coronavirus disease 2019 (“COVID-19”) as a pandemic and the President of the United States declared the COVID-19 outbreak as a national emergency. Management considered the impact of COVID-19 on the assumptions and estimates used and determined that, because the Company was deemed to be an essential business by the U.S. government and incurred neither layoffs of personnel nor a decline in its customer base or business operations. There was no material adverse impact on the Company’s statement of position and result of operations as of, and for the three and nine months ended September 30, 2022.

The future impact of the COVID-19 pandemic on the Company’s business will depend on a number of factors, including, but not limited to, the duration and severity of the pandemic and its impact on our customers, all of which are uncertain and cannot be predicted.

Liquidity and Capital Resources

As of September 30, 2022, our liquidity consisted of cash and cash equivalents including restricted cash of $71,360 and short term investments of $146,936.

As of September 30, 2022, we had total indebtedness excluding the deferred financing costs of $219,987 which primarily consisted of $77,679 under the Senior Secured Credit Facility, $27,964 under the Convertible Note Payable, $91,223 under the OPAL Term Loan, $121 under the Municipality loan, and $23,000 under the Sunoma Loan. The amount outstanding under the Senior Secured Credit Facility is due to be repaid in December 2022 and therefore has been classified as a current liability.

In August 2022, we entered into a delayed draw term loan facility for $105,000 to fund the construction of new RNG facilities which is available for us to drawdown upon achievement of certain milestones. In July 2022, we received a redemption notice from Biotown Bio Gas LLC (“Biotown”) for the Note receivable and the Company subsequently received $11,555 consisting of the principal balance $10,915, prepayment penalty of $546 and accrued interest of $94. Additionally, we have drawn $12,500 in September 2022 and $12,500 in October 2022 under the OPAL Term Loan following the commencement of operations of two additional RNG facilities. We entered into an amendment to the OPAL Term Loan to extend the commitment date to March 2023 for the remaining $10,000.

We expect that our available cash, together with our other assets, expected cash flows from operations, available lines of credit under various debt facilities and access to expected sources of capital will be sufficient to meet our existing commitments for a period of at least twelve months following the date of this report.

To fuel future growth, we anticipate seeking additional capital through equity offerings or debt financings. The amount and timing of our future funding requirements will depend on many factors, including the pace and results of our project development efforts. We may be unable to obtain any such additional financing on acceptable terms or at all. Our ability to access capital when needed is not assured and, if capital is not available when, and in the amounts, needed, we could be required to delay, scale back, or abandon some or all of our development programs and other operations, which could materially harm our business, prospects, financial condition, and operating results.

The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

Restatement of Financial Statements

Our condensed consolidated statements of operations for the nine months ended September 30, 2021 and condensed consolidated statements of changes in Redeemable non-controlling interest, Redeemable preferred non-controlling interests and stockholders’ equity as of September 30, 2021 have been restated for certain errors made with regard to accounting for certain commodity swap agreements which the Company entered into in December 2018 and November 2019, recording of certain invoices related to construction in progress in the wrong period and for the gross up of revenue for certain federal and state taxes collected by the Company on behalf of the customer, which the Company subsequently remitted to the government.

Restatement relating to commodity swap contracts

In December 2018, the Company signed an amendment to an existing power purchase agreement (“PPA”) which converted the PPA into a swap structure whereby the Company was able to sell the capacity separately and schedule the sale of electricity independent of the PPA. Post the amendment and conversion to a swap, the counterparty agreed to pay the Company the difference between the market price collected from the sale of the electricity and the contract price in the PPA. The contract was expected to be net settled in cash on a monthly basis. Please see Note 10 Derivative Financial Instruments for additional information.

In November 2019, the Company entered into an International Swaps and Derivatives Association(“ISDA”) agreement pursuant to which, the Company entered into a commodity swap contract for a notional quantity of 87,720 MWh at 5MWh per hour for a period of two years — 2020 and 2021 at a fixed contract price of $35.75 per MWh. The swap was expected to be net settled in cash on a monthly basis. Additionally, the Company entered into another commodity swap contract for a notional quantity of 26,280 MWh at 3 MWh per hour for one year - 2022. Please see Note 10 Derivative Financial Instruments for additional information.

The Company recorded $169 of realized gain on the above swap arrangements as part of Revenues in its consolidated statements of operations for the nine months ended September 30, 2021. The Company previously reported this gain as part of Revenues in the condensed consolidated statement of operations but the gain was not properly disclosed in the notes to the financial statements.

The Company concluded that these two contracts were economic hedges against market price volatility and are considered as derivatives under ASC 815 Derivatives and Hedging, which required the Company to record mark to market unrealized gain (loss) in its condensed consolidated statements of operations.

The Company did not record an unrealized loss of $2,824 for the nine months ended September 30, 2021. Therefore, the Company restated its Revenues - RNG Fuel by $2,824 for the nine months ended September 30, 2021.

Restatement relating to taxes collected on behalf of customers

The Company collects federal and state taxes on its revenues generated from customers in our RNG Fuel segment and remits the same to the government subsequently. The Company concluded that these taxes should be presented on a net basis in Revenues-RNG fuel in its condensed consolidated statements of operations. Therefore, the Company restated its revenues and cost of sales by $1,140 for the nine months ended September 30, 2021. This adjustment did not have any impact on net income reported for the nine months ended September 30, 2021.